PROMISSORY NOTE (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 09, 2022	Jan. 27, 2022	Dec. 31, 2019	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 29, 2021
Notes Payble					$ 90,000	$ 90,000	$ 210,000
Accrued interest					$ 1,515	$ 1,515
Debt Instrument, Interest Rate During Period	3.03%
Maturity Date		Jan. 27, 2032		Nov. 01, 2026	Nov. 01, 2026
Debt Exchange Agreement [Member]
Debt Instrument, Interest Rate During Period					3.00%
Accrued interest			$ 363,178		$ 0
Strike price			$ 0.1075
Maturity Date			Jan. 27, 2032
Debt Exchange Agreement [Member] | Sapphire Biotech [Member]
Debt Instrument, Interest Rate During Period			6.00%
Loans Assumed			$ 128,375
Debt Instrument, Face Amount			324,218
Debt Exchange Agreement 7 [Member] | Sapphire Biotech [Member]
Interest Expense			14,218
Loans Assumed			310,000
Debt Exchange Agreement 3 [Member] | Sapphire Biotech [Member]
Loans Assumed			128,375
Debt Exchange Agreement 7 [Member] | Sapphire Biotech [Member]
Interest Expense			14,218
Loans Assumed			$ 310,000
Debt Exchange Agreement 3 [Member] | Sapphire Biotech [Member]
Debt Instrument, Interest Rate During Period			6.00%
Loans Assumed			$ 128,375
Debt Exchange Agreement Seven [Member] | Sapphire Biotech [Member]
Loans Assumed			310,000
Debt Instrument, Face Amount			$ 324,218
Convertible Preferred Stock Series B
Debt Instrument, Interest Rate During Period			6.00%